UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Managers, LLC

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 028-06335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  Managing Director
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson             Hockessin, DE            February 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


List of Other Managers Reporting for this Manager:

     Form 13F File Number             Name

     028-03420                        Ashford Capital Management Inc.
     028-02635                        Gardner, Russo & Gardner
     028-04558                        Parametric Portfolio Associates
     028-10779                        New Generation Advisers Inc.
     028-01658                        Chieftain Capital Management Inc.
     028-00154                        Ruane, Cunnif & Goldfarb

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  5

Form 13F Information Table Value Total:  $6,498
                                        (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                   FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN  2     COLUMN 3     COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7         COLUMN 8

                             TITLE                       VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER               OF CLASS      CUSIP        (X$1000)    PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
ABBOTT LABS                  COM           002824100      4,884     101,950   SH            SOLE       NONE   101,950
BANK OF AMERICA CORPORATION  COM           060505104        425      31,879   SH            SOLE       NONE    31,879
EXXON MOBIL CORP             COM           30231G102        519       7,097   SH            SOLE       NONE     7,097
GENERAL ELECTRIC CO          COM           369604103        273      14,950   SH            SOLE       NONE    14,950
JOHNSON & JOHNSON            COM           478160104        396       6,400   SH            SOLE       NONE     6,400



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